Quarterly Report
April 30, 2023
MFS®  High Income Fund
MFH-Q1

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.4%
Aerospace & Defense – 2.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,206,000	$1,206,085
Bombardier, Inc., 7.125%, 6/15/2026 (n)		3,609,000	3,597,658
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		5,985,000	5,012,437
Moog, Inc., 4.25%, 12/15/2027 (n)		8,283,000	7,787,594
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		4,676,000	3,966,999
TransDigm, Inc., 6.25%, 3/15/2026 (n)		5,657,000	5,683,742
TransDigm, Inc., 6.375%, 6/15/2026		4,135,000	4,129,389
TransDigm, Inc., 5.5%, 11/15/2027		6,735,000	6,463,451
TransDigm, Inc., 6.75%, 8/15/2028 (n)		5,455,000	5,539,776
TransDigm, Inc., 4.625%, 1/15/2029		5,578,000	5,048,090
			$48,435,221
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$6,030,000	$5,581,871
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		3,639,578	3,458,637
			$9,040,508
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.63% (LIBOR - 3mo. + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$816,876	$82
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.83% (LIBOR - 3mo. + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		2,599,553	260
			$342
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$8,145,000	$8,192,621
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		2,546,000	2,555,853
Dana, Inc., 5.375%, 11/15/2027		4,884,000	4,590,337
Dana, Inc., 4.25%, 9/01/2030		3,189,000	2,583,061
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		6,195,000	4,589,445
Ford Motor Co., 5.113%, 5/03/2029		7,835,000	7,300,427
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		13,424,000	12,702,958
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		4,710,000	3,544,275
			$46,058,977
Broadcasting – 1.2%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$8,713,000	$5,585,210
iHeartCommunications, Inc., 8.375%, 5/01/2027		6,882,000	4,541,339
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		4,999,000	4,346,130
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		6,155,000	5,166,096
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	1,515,637
			$21,154,412
Brokerage & Asset Managers – 1.5%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$1,033,000	$959,998
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		6,699,000	6,886,907
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		5,690,000	4,765,695
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		4,053,000	3,597,038
NFP Corp., 4.875%, 8/15/2028 (n)		5,382,000	4,898,858
NFP Corp., 6.875%, 8/15/2028 (n)		5,763,000	5,027,507
			$26,136,003
Building – 3.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$3,556,000	$3,255,523
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		5,691,000	4,546,620
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		8,540,000	7,536,550

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Interface, Inc., 5.5%, 12/01/2028 (n)		$9,062,000	$7,263,148
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		4,360,000	3,662,400
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		5,042,000	4,815,110
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		7,320,000	7,193,145
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		3,778,000	3,116,586
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	1,545,000	1,490,264
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$3,317,000	3,100,206
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		6,602,000	5,698,508
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		6,065,000	5,259,336
			$56,937,396
Business Services – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,890,000	$2,746,779
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		4,410,000	4,203,155
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		3,830,000	3,683,928
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		7,214,000	7,280,578
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		5,164,000	4,452,556
			$22,366,996
Cable TV – 8.0%
Cable One, Inc., 4%, 11/15/2030 (n)		$7,024,000	$5,711,917
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		4,664,000	4,400,809
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		19,408,000	16,698,568
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		10,547,000	8,856,311
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		7,525,000	6,163,056
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		5,082,000	3,871,164
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		6,740,000	5,528,133
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		4,200,000	2,624,099
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		7,090,000	3,618,339
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		2,225,000	1,596,842
DISH DBS Corp., 7.75%, 7/01/2026		3,815,000	2,203,887
DISH DBS Corp., 5.25%, 12/01/2026 (n)		4,675,000	3,570,915
DISH DBS Corp., 5.125%, 6/01/2029		3,990,000	1,840,125
DISH Network Corp., 11.75%, 11/15/2027 (n)		2,540,000	2,399,397
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		7,318,000	6,951,276
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		1,905,000	1,631,652
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		5,041,000	4,256,369
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		12,173,000	10,842,866
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		4,607,000	3,481,376
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		11,000,000	10,153,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		4,126,000	3,981,590
Videotron Ltd., 3.625%, 6/15/2029 (n)		2,526,000	2,184,232
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		8,520,000	7,179,621
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		10,180,000	9,126,249
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		11,765,000	9,559,686
			$138,431,479
Chemicals – 2.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$5,414,000	$5,228,868
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		9,025,000	7,804,383
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		8,098,000	7,145,448
Ingevity Corp., 3.875%, 11/01/2028 (n)		7,412,000	6,504,448
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		5,964,000	5,136,495
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		6,669,000	5,517,803
			$37,337,445

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$4,372,000	$4,140,629
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		1,950,000	1,754,610
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		5,685,000	5,119,864
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		6,220,000	5,461,595
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		5,673,000	5,339,711
			$21,816,409
Computer Software - Systems – 2.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$10,153,000	$9,988,014
Fair Isaac Corp., 4%, 6/15/2028 (n)		1,687,000	1,571,495
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		2,594,000	2,305,417
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		2,577,000	2,264,539
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		9,980,000	9,659,802
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		7,221,000	6,029,535
Virtusa Corp., 7.125%, 12/15/2028 (n)		5,072,000	4,082,893
			$35,901,695
Conglomerates – 3.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,829,644
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,769,000	9,745,945
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		5,685,000	6,018,994
Gates Global LLC, 6.25%, 1/15/2026 (n)		7,527,000	7,451,730
Griffon Corp., 5.75%, 3/01/2028		6,524,000	6,018,811
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		6,500,000	5,088,267
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		4,286,000	4,366,626
TriMas Corp., 4.125%, 4/15/2029 (n)		11,503,000	10,237,670
			$52,757,687
Construction – 1.4%
Empire Communities Corp., 7%, 12/15/2025 (n)		$5,382,000	$4,922,969
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,630,000	2,446,678
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		4,490,000	3,934,248
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		1,977,000	1,779,258
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		7,218,000	7,151,667
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,787,000	4,155,685
			$24,390,505
Consumer Products – 2.1%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	3,000,000	$2,599,107
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$6,560,000	5,736,195
Mattel, Inc., 3.375%, 4/01/2026 (n)		6,008,000	5,682,944
Mattel, Inc., 5.875%, 12/15/2027 (n)		1,715,000	1,717,111
Mattel, Inc., 6.2%, 10/01/2040		488,000	459,908
Newell Brands, Inc., 6.375%, 9/15/2027		3,513,000	3,460,305
Newell Brands, Inc., 6.625%, 9/15/2029		4,110,000	4,059,961
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		5,270,000	5,111,215
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		5,190,000	4,255,800
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		4,755,000	2,900,550
			$35,983,096
Consumer Services – 4.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$7,117,000	$6,620,468
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,473,460
ANGI Group LLC, 3.875%, 8/15/2028 (n)		7,467,000	5,844,122
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		6,680,000	5,794,900
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		2,075,000	1,936,535
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		10,458,000	9,059,599
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		4,982,000	4,774,201
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,498,000	5,179,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	$8,030,000	$7,407,675
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	2,010,000	1,718,009
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	371,690
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	5,907,000	4,385,947
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,445,000	3,169,099
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,278,000	8,113,611
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	5,068,000	4,751,336
		$71,600,538
Containers – 3.0%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$3,715,000	$3,252,693
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	9,075,000	7,392,178
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	9,560,000	8,175,706
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	10,649,000	8,530,629
Crown Americas LLC, 5.25%, 4/01/2030	4,290,000	4,172,926
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,695,000	8,323,725
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,279,208
LABL, Inc., 5.875%, 11/01/2028 (n)	4,663,000	4,301,617
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	5,325,000	5,140,904
		$52,569,586
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$6,150,000	$4,248,787
Electronics – 1.5%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$2,590,000	$2,362,164
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,188,005
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,240,000	2,241,321
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,590,000	8,457,625
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	3,585,000	3,520,434
Synaptics, Inc., 4%, 6/15/2029 (n)	6,823,000	5,765,439
		$25,534,988
Energy - Independent – 2.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$2,080,000	$2,052,176
CNX Resources Corp., 6%, 1/15/2029 (n)	3,711,000	3,432,875
CNX Resources Corp., 7.375%, 1/15/2031 (n)	1,518,000	1,464,591
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	7,880,000	7,134,373
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	7,105,000	6,712,350
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	4,530,000	4,016,617
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,776,000	1,787,136
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	4,570,000	4,272,005
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	985,000	996,081
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	5,553,000	5,254,684
SM Energy Co., 6.75%, 9/15/2026	1,559,000	1,535,615
SM Energy Co., 6.5%, 7/15/2028	5,150,000	4,879,625
Southwestern Energy Co., 8.375%, 9/15/2028	2,595,000	2,717,027
Southwestern Energy Co., 5.375%, 3/15/2030	4,295,000	3,997,101
		$50,252,256
Entertainment – 2.6%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$7,150,000	$6,537,855
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	3,705,000	3,049,213
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	3,398,000	3,483,738
Life Time, Inc., 8%, 4/15/2026 (n)	3,592,000	3,571,725
Merlin Entertainments, 5.75%, 6/15/2026 (n)	3,164,000	3,005,800
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	3,658,000	3,311,115
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	4,713,000	4,059,625
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	1,625,000	1,532,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	$4,580,000	$4,066,130
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,465,000	5,700,808
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	4,380,000	3,942,131
VOC Escrow Ltd., 5%, 2/15/2028 (n)	3,091,000	2,748,700
		$45,009,666
Financial Institutions – 3.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$5,477,658	$4,751,868
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,933,000	6,604,614
Credit Acceptance Corp., 6.625%, 3/15/2026	711,000	679,477
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	13,389,310	11,952,905
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	8,783,000	7,383,341
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	8,760,000	8,300,100
OneMain Finance Corp., 6.875%, 3/15/2025	4,855,000	4,749,552
OneMain Finance Corp., 7.125%, 3/15/2026	7,359,000	7,171,649
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	6,270,000	5,301,410
SLM Corp., 3.125%, 11/02/2026	7,261,000	6,353,375
		$63,248,291
Food & Beverages – 2.8%
B&G Foods, Inc., 5.25%, 4/01/2025	$4,115,000	$3,888,060
B&G Foods, Inc., 5.25%, 9/15/2027	1,545,000	1,353,154
BellRing Brands, Inc., 7%, 3/15/2030 (n)	7,344,000	7,523,768
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,615,000	7,463,283
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,488,000	5,362,304
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,465,000	7,645,717
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	9,420,000	8,307,743
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,440,000	6,920,558
		$48,464,587
Gaming & Lodging – 3.7%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$2,793,000	$2,450,286
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	4,302,000	4,340,395
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	6,141,000	6,265,367
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	5,550,000	5,425,125
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	2,548,000	2,485,696
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	8,366,878
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	1,910,919
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	850,000	716,087
Sands China Ltd., 4.3%, 1/08/2026	5,070,000	4,764,581
Sands China Ltd., 4.875%, 6/18/2030	4,611,000	4,192,981
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	5,215,000	4,626,904
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	6,798,000	6,320,712
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	5,453,000	4,859,986
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,088,000	1,822,991
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	6,494,000	5,979,343
		$64,528,251
Industrial – 1.2%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,278,763
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,835,000	3,332,237
APi Escrow Corp., 4.75%, 10/15/2029 (n)	8,920,000	8,081,609
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	8,228,000	7,555,005
		$21,247,614
Insurance - Property & Casualty – 1.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$3,598,000	$3,435,911
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	1,551,000	1,298,302
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	2,581,000	2,134,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$2,590,000	$2,417,748
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	620,000	534,839
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,395,000	4,670,656
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,895,000	1,852,400
Hub International Ltd., 5.625%, 12/01/2029 (n)	8,840,000	7,867,600
		$24,212,407
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$4,579,000	$4,739,265
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	8,797,000	9,346,812
Terex Corp., 5%, 5/15/2029 (n)	6,081,000	5,656,004
		$19,742,081
Major Banks – 0.4%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$6,175,000	$6,289,423
Medical & Health Technology & Services – 5.8%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,625,000	$5,899,926
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	3,433,000	2,782,091
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	8,644,000	8,085,384
Catalent, Inc., 3.125%, 2/15/2029 (n)	8,110,000	6,901,826
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	9,128,000	8,009,233
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,900,000	3,862,771
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	8,203,000	5,838,251
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	5,201,000	4,334,846
DaVita, Inc., 4.625%, 6/01/2030 (n)	6,069,000	5,286,518
Encompass Health Corp., 5.75%, 9/15/2025	2,365,000	2,359,360
Encompass Health Corp., 4.75%, 2/01/2030	6,387,000	5,889,945
Encompass Health Corp., 4.625%, 4/01/2031	1,030,000	923,619
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,830,000	9,590,946
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	2,638,000	2,244,436
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	4,250,000	3,534,362
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	6,450,000	5,390,265
Tenet Healthcare Corp., 6.125%, 10/01/2028	8,107,000	7,865,479
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,993,000	1,831,266
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	5,406,000	5,347,138
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	5,111,000	4,561,565
		$100,539,227
Medical Equipment – 1.2%
Embecta Corp., 5%, 2/15/2030 (n)	$4,129,000	$3,561,552
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	7,066,000	7,595,952
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	3,600,000	3,113,867
Teleflex, Inc., 4.625%, 11/15/2027	6,259,000	6,024,288
		$20,295,659
Metals & Mining – 3.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,990,000	$6,741,487
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	5,763,000	4,752,746
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	4,908,000	4,706,416
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,623,000	3,369,390
Ero Copper Corp., 6.5%, 2/15/2030 (n)	4,247,000	3,778,556
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	9,644,000	8,377,055
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	7,423,000	6,239,106
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,333,000	7,358,372
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	4,463,000	3,536,794
Novelis Corp., 3.25%, 11/15/2026 (n)	4,050,000	3,707,629
Novelis Corp., 4.75%, 1/30/2030 (n)	6,187,000	5,598,453
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,350,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	$3,048,870	$2,881,183
TMS International Corp., 6.25%, 4/15/2029 (n)	1,515,000	1,170,759
		$64,568,529
Midstream – 4.5%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$5,904,000	$5,232,438
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	8,436,000	7,335,227
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	452,000	444,060
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	577,205
EQM Midstream Partners LP, 5.5%, 7/15/2028	14,605,000	13,312,801
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	2,640,000	2,243,568
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	2,059,000	2,054,715
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	5,146,000	5,152,901
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	10,242,000	9,811,529
NuStar Logistics, LP, 6.375%, 10/01/2030	644,000	620,178
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	2,194,000	2,116,832
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	9,020,000	8,345,013
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	6,945,000	7,092,922
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	7,555,000	6,785,892
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,603,000	1,625,453
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,370,000	4,757,028
		$77,507,762
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$1,907,000	$1,834,934
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	7,362,000	6,965,675
		$8,800,609
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$6,668,000	$6,285,090
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	4,498,000	4,318,080
		$10,603,170
Oils – 0.9%
Parkland Corp., 4.625%, 5/01/2030 (n)	$10,600,000	$9,222,833
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	4,148,000	3,815,538
Puma International Financing S.A., 5%, 1/24/2026	2,433,000	2,185,744
		$15,224,115
Other Banks & Diversified Financials – 0.2%
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	$3,982,000	$3,984,628
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$6,910,000	$6,026,707
NCR Corp., 5.125%, 4/15/2029 (n)	4,146,000	3,586,287
		$9,612,994
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$3,603,000	$3,566,970
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	3,989,000	3,216,131
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	799,000	511,360
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	9,701,000	8,915,850
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	6,752,000	6,211,870
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	5,131,520
		$27,553,701

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$2,160,000	$2,101,010
GFL Environmental, Inc., 4%, 8/01/2028 (n)		6,080,000	5,549,100
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		1,935,000	1,800,924
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		2,355,000	2,131,370
Stericycle, Inc., 3.875%, 1/15/2029 (n)		7,243,000	6,516,533
			$18,098,937
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$6,435,000	$5,083,779
Taseko Mines Ltd., 7%, 2/15/2026 (n)		5,045,000	4,654,459
			$9,738,238
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$7,135,000	$5,973,565
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	1,545,000	$1,208,219
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$6,534,000	5,473,267
			$6,681,486
Real Estate - Other – 0.4%
XHR LP, REIT, 4.875%, 6/01/2029 (n)		$7,178,000	$6,229,858
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$5,675,000	$4,597,266
Retailers – 1.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$7,042,000	$6,267,459
Bath & Body Works, Inc., 5.25%, 2/01/2028		10,362,000	9,906,126
Hanesbrands, Inc., 9%, 2/15/2031 (n)		3,661,000	3,747,579
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		4,038,000	3,698,929
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		7,047,000	5,699,547
			$29,319,640
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$5,163,000	$4,581,446
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		2,074,000	1,795,287
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		3,600,000	2,965,716
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,830,000	2,567,479
Penske Automotive Group Co., 3.75%, 6/15/2029		7,145,000	6,212,590
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		5,720,000	5,640,667
			$23,763,185
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$3,546,000	$3,427,906
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		5,210,000	4,616,038
			$8,043,944
Telecommunications - Wireless – 1.2%
Altice France S.A., 6%, 2/15/2028 (n)		$8,145,000	$5,015,453
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		3,200,000	2,380,779
SBA Communications Corp., 3.875%, 2/15/2027		5,075,000	4,733,469
SBA Communications Corp., 3.125%, 2/01/2029		9,720,000	8,315,469
			$20,445,170
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$3,120,000	$2,791,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, 3%, 6/30/2024	$12,851,000	$12,610,546
Utilities - Electric Power – 3.0%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,722,000	$7,191,560
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	7,204,930
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,823,000	4,570,632
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	12,528,000	10,718,434
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	1,521,000	1,498,155
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	698,880
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,430,000	4,164,200
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,065,000	4,843,305
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	8,444,000	8,085,130
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,754,000	3,481,798
		$52,457,024
Total Bonds		$1,613,137,147
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,152	$1,464,012
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$1,088,880
Total Common Stocks		$2,552,892
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,194	$40,261
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,194	26,325
Total Contingent Value Rights		$66,586
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	62,563	$39,313

Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 4.59% (v)	88,867,907	$88,885,680
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF – July 2023 @ 0.74%	Put	Goldman Sachs International	$ 47,130,144	$ 6,254	$612,892
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ 0.71%	Put	Goldman Sachs International	70,506,816	9,356	767,192
Total Purchased Options					$1,380,084
Other Assets, Less Liabilities – 1.2%	20,165,411
Net Assets – 100.0%	$1,726,227,113
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,885,680 and $1,617,176,022, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,356,253,605, representing 78.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	364,436	USD	456,010	HSBC Bank	7/21/2023	$2,715
Liability Derivatives
USD	7,335,819	EUR	6,657,367	HSBC Bank	7/21/2023	$(33,367)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	85	$11,190,781	June – 2023	$541,256
U.S. Treasury Ultra Bond	Long	USD	15	2,121,094	June – 2023	85,826
						$627,082
At April 30, 2023, the fund had cash collateral of $454,500 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$1,530,598	$—	$1,530,598
United States	—	—	1,088,880	1,088,880
United Kingdom	—	39,313	—	39,313
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	12,610,546	—	12,610,546
U.S. Corporate Bonds	—	1,334,862,166	—	1,334,862,166
Asset-Backed Securities (including CDOs)	—	342	—	342
Foreign Bonds	—	265,664,093	—	265,664,093
Purchased Currency Options	1,380,084	—	—	1,380,084
Mutual Funds	88,885,680	—	—	88,885,680
Total	$90,265,764	$1,614,707,058	$1,088,880	$1,706,061,702
Other Financial Instruments
Futures Contracts – Assets	$627,082	$—	$—	$627,082
Forward Foreign Currency Exchange Contracts – Assets	—	2,715	—	2,715
Forward Foreign Currency Exchange Contracts – Liabilities	—	(33,367)	—	(33,367)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$ 1,402,657
Realized gain (loss)	391,535
Change in unrealized appreciation or depreciation	(313,777)
Disposed of as part of a corporate action	(391,535)
Balance as of 4/30/23	$1,088,880
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2023 is $0. At April 30, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,030,541	$124,150,950	$99,305,193	$1,909	$7,473	$88,885,680
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$756,334	$—